MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Marketable securities		$ 374,589	$ 294,530
Government bonds [Member]
Marketable Securities [Line Items]
Marketable securities	[1]	339,684	264,265
Municipal bonds [Member]
Marketable Securities [Line Items]
Marketable securities		2,551	2,925
Corporate debt securities [Member]
Marketable Securities [Line Items]
Marketable securities		21,252	19,913
Commercial Paper [Member]
Marketable Securities [Line Items]
Marketable securities		4,195	0
Certificates of deposit [Member]
Marketable Securities [Line Items]
Marketable securities		$ 6,907	$ 7,427

[1]	As of December 31, 2022 and 2021, consists of $1,502 and $4,039 non-U.S. government bonds, respectively.